Note 2 - Reverse Merger (Details Textual) - USD ($)		1 Months Ended
	Sep. 07, 2022	Sep. 30, 2022
Stock Issued During Period, Shares, Acquisitions (in shares)		51,987,832
The Exchange [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	51,987,832
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 5,328,753
Business Combination, Consideration Transferred, Total	$ 2,283,751
Stock Issued During Period, Shares, Acquisitions (in shares)	22,280,500
Business Acquisition, Share Price (in dollars per share)	$ 0.10